UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4767

EAGLE GROWTH & INCOME FUND

(Formerly: Heritage Growth and Income Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments

Eagle Growth & Income Fund
Investment Portfolio
January 31, 2009
(unaudited)

			% of net
Common stocks - 76.9%	Shares	Value	assets
Domestic - 51.1%
Aerospace/Defense - 0.5%
Boeing Company	11,100	$ 469,641	0.5%
Agriculture - 3.8%
Altria Group, Inc.	65,000	1,075,100	1.2%
Philip Morris International Inc.	61,600	2,288,440	2.6%
Banks - 3.6%
Fifth Third Bancorp	117,571	280,995	0.3%
JPMorgan Chase & Company	65,652	1,674,783	1.9%
The Goldman Sachs Group Inc.	15,593	1,258,823	1.4%
Beverages - 4.0%
Dr. Pepper Snapple Group Inc.*	85,205	1,401,622	1.6%
The Coca-Cola Company	49,700	2,123,184	2.4%
Biotechnology - 3.6%
Gilead Sciences, Inc.*	62,500	3,173,125	3.6%
Computers - 3.9%
Apple Inc.*	15,810	1,424,955	1.6%
Dell Inc.*	212,800	2,021,600	2.3%
Electric - 3.3%
Entergy Corporation	37,600	2,871,136	3.3%
Food - 3.3%
Kraft Foods Inc., Class A	44,928	1,260,230	1.4%
Sysco Corporation	76,000	1,694,040	1.9%
Healthcare products - 1.2%
Varian Medical Systems, Inc.*	27,588	1,024,342	1.2%
Insurance - 2.7%
Allstate Corporation	31,500	682,605	0.8%
Cincinnati Financial Corporation	16,241	356,165	0.4%
Hartford Financial Services Group, Inc.	103,500	1,362,060	1.5%
Investment companies - 0.3%
KKR Financial Holdings LLC	183,548	260,638	0.3%
Oil & gas - 4.0%
ConocoPhillips	54,200	2,576,126	2.9%
Diamond Offshore Drilling, Inc.	15,400	966,504	1.1%
Pharmaceuticals - 3.4%
Eli Lilly & Company	81,975	3,018,320	3.4%
REIT - 1.3%
Chimera Investment Corporation	334,500	1,103,850	1.3%
Retail - 3.7%
McDonald's Corporation	55,700	3,231,714	3.7%
Semiconductors - 1.7%
Intel Corporation	119,000	1,535,100	1.7%
Software - 2.8%
Microsoft Corporation	145,800	2,493,180	2.8%
Telecommunications - 2.1%
AT&T Inc.	75,100	1,848,962	2.1%
Television, cable & radio - 1.9%
Comcast Corporation, Class A	122,100	1,694,748	1.9%
Total domestic common stocks (cost $62,533,494)		45,171,988	51.1%
Foreign - 25.8% (a)
Computers - 1.1%
Research In Motion Ltd.*	18,100	1,002,740	1.1%
Entertainment - 3.2%
OPAP SA	96,645	2,806,508	3.2%
Financial services - 2.2%
Bolsas y Mercados Espanoles	38,300	834,154	0.9%
Hong Kong Exchanges and Clearing Ltd.	133,000	1,141,289	1.3%
Food - 0.4%
Fu Ji Food and Catering Services Holdings Ltd.	828,213	374,176	0.4%
Insurance - 3.9%
ACE Ltd.	45,045	1,966,665	2.2%
AXA SA	22,000	344,080	0.4%
Swiss Reinsurance	42,900	1,144,345	1.3%
Internet - 0.6%
Baidu Inc., Sponsored ADR*	3,800	489,326	0.6%
Oil & gas - 3.1%
Canadian Oil Sands Trust	32,400	494,092	0.6%
ENI SpA	63,000	1,336,684	1.5%
Total SA	18,000	902,869	1.0%
Telecommunications - 11.3%
Amdocs Ltd.*	81,500	1,378,980	1.6%
China Mobile Ltd.	189,000	1,704,964	1.9%
France Telecom SA	17,466	394,321	0.5%
Nokia Oyj	121,400	1,490,667	1.7%
Telefonica SA	183,200	3,267,533	3.7%
Vodafone Group PLC	887,535	1,654,064	1.9%
Total foreign common stocks (cost $29,715,834)		22,727,457	25.8%
Total common stocks (cost $92,249,328)		67,899,445	76.9%
Domestic preferred stocks - 0.6%
Banks - 0.4%
Bank of America Corporation, 3.0%	60,000	318,000	0.4%
Financial services - 0.2%
CIT Group Inc., 8.75% (convertible)	9,500	193,135	0.2%
Total domestic preferred stocks (cost $1,975,000)		511,135	0.6%

	Principal		% of net
Domestic convertible bonds - 5.3%	amount	Value	assets
Airlines - 0.2%
JetBlue Airways Corporation, 3.75%, 03/15/35	$ 262,000	$ 217,788	0.2%
Oil & gas - 1.0%
Chesapeake Energy Corporation, 2.75%, 11/15/35	342,000	233,842	0.3%
Chesapeake Energy Corporation, 2.25%, 12/15/38	1,136,000	589,300	0.7%
REIT - 0.8%
Vornado Realty Trust, 2.85%, 04/01/27	1,000,000	750,000	0.8%
Semiconductors - 0.7%
ON Semiconductor Corporation, 2.625%, 12/15/26	935,000	587,881	0.7%
Telecommunications - 2.6%
Level 3 Communications, Inc., 6.0%, 03/15/10	3,000,000	2,280,000	2.6%
Total domestic convertible bonds (cost $4,792,780)		4,658,811	5.3%
Corporate bonds - 6.7%
Domestic - 6.1%
Agriculture - 1.2%
Altria Group Inc., 9.7%, 11/10/18	1,000,000	1,094,307	1.2%
Banks - 0.4%
Fifth Third Capital Trust IV, 6.5% to 04/15/17, floating rate to 04/15/67	810,000	369,304	0.4%
Electric - 1.3%
Atlantic City Electric Company, 7.75%, 11/15/18	250,000	281,115	0.3%
Entergy Gulf States, 144A, 6.0%, 05/01/18	1,000,000	904,513	1.0%
Financial services - 0.7%
CIT Group Inc., 5.0%, 02/13/14	130,600	88,257	0.1%
CIT Group Inc., 5.0%, 02/01/15	191,800	126,649	0.1%
CIT Group Inc., 5.4%, 01/30/16	377,700	245,991	0.3%
CIT Group Inc., 5.85%, 09/15/16	105,200	67,979	0.1%
Glen Meadow Pass Through Trust, 144A, 6.505% to 02/15/17, floating rate to 02/12/67	195,000	85,147	0.1%
Insurance - 1.1%
Hartford Financial Services Group Inc., 8.125% to 06/15/18, floating rate to 06/15/68	445,000	256,091	0.3%
MetLife Capital Trust X, 144A, 9.25% to 04/08/38, floating rate to 04/08/68	1,000,000	718,627	0.8%
Retail - 0.3%
Rite Aid Corporation, 10.375%, 07/15/16	417,000	271,050	0.3%
Rite Aid Corporation, 7.5%, 03/01/17	48,000	28,080	0.0%
Television, cable & radio - 1.1%
DIRECTV Holdings LLC and DIRECTV Financing Company, 8.375%, 03/15/13	333,000	334,665	0.4%
Echostar DBS Corporation, 7.75%, 05/31/15	631,000	589,985	0.7%
Total domestic corporate bonds (cost $4,957,606)		5,461,760	6.1%
Foreign - 0.6% (a)
Financial services - 0.6%
Swiss Reinsurance Capital I LP, 144A, 6.854% to 05/25/16, floating rate to 12/29/49	1,550,000	538,411	0.6%
Total foreign corporate bonds (cost $851,472)		538,411	0.6%
Total corporate bonds (cost $5,809,078)		6,000,171	6.7%
Total investment portfolio excluding
repurchase agreement (cost $104,826,186)		79,069,562	89.5%
Repurchase agreement - 8.4%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 30, 2009 @
0.12% to be repurchased at $7,391,074 on
February 2, 2009, collateralized by
$5,775,000 United States Treasury Bonds,
7.5% due November 15, 2016 (market value
$7,597,530 including interest) (cost $7,391,000)		7,391,000	8.4%

Total investment portfolio (cost $112,217,186)		86,460,562	97.9%
Other assets and liabilities, net,		1,871,333	2.1%
Net assets		$ 88,331,895	100.0%

* Non-income producing security.
(a) U.S. dollar denominated.

144A - 144A securities are issued pursuant to Rule 144A of the Securities Act of  1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2009, these securities aggregated $2,246,698 or 2.5% of the net assets of the fund.

ADR - American depository receipt.
REIT - Real estate investment trust.

Eagle Growth & Income Fund
1-31-09

NOTE 1 | Organization and investment objective The Eagle Growth & Income Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund, advised by Eagle Asset Management, Inc. (the “Manager” or “Eagle”), primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Family of Funds consist of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund and the Eagle Series Trust in addition to two other investment companies advised by Eagle, the Heritage Cash Trust and Heritage Income Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Fund is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•

Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund’s shares is based on the NAV per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after an NAV is priced, Eagle is not required to revalue the NAV.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAVs. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Eagle Family of Funds and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

The Fund has implemented the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective September 1, 2008. FAS 157 establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosure about fair value measurements that are relevant to a mutual fund’s value. Eagle has concluded that the adoption of FAS 157 has not had a material impact on the Fund’s financial statements.

Various inputs are used in determining the value of the Fund’s investments. FAS 157 establishes a three level hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets,

Level 2—Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s NAV as of January 31, 2009.

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in securities	$ 69,657,557	$ 16,803,005	$ -	$ 86,460,562
Total investment portfolio	$ 69,657,557	$ 16,803,005	$ -	$ 86,460,562

Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. The Manager relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the time of the Fund’s NAV calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that the Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAVs of Fund shares are determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Fixed income securities Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Short-term securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates market value.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts The Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S dollar denominated investment securities. Forward foreign currency contracts are valued on each valuation day and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made quarterly.Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by the Funds from net investment income are deemed to be ordinary income for Federal income tax purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

NOTE 3 | New accounting pronouncements In March 2008, FASB issued its new Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008. The Manager is evaluating the application of FAS 161 to the Fund, and is not in a position at this time to estimate the significance of its impact on the Fund’s financial statements.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Growth & Income Fund have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Growth & Income Fund that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Growth & Income Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE GROWTH & INCOME FUND

Date: March 27, 2009	/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE GROWTH & INCOME FUND

Date: March 27, 2009	/s/ Mathew J. Calabro
Mathew J. Calabro
Principal Executive Officer

Date: March 27, 2009	/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer